Net financial income (loss)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net financial income (loss)	Net financial income (loss)
Net financial income (loss) can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2021	2022	2023
Interests and gains on financial assets	327	546	3,177
Unrealized gains on financials assets	1,177	418	1,648
Foreign exchange gains	4,839	3,810	2,109
Other financial income	—	—	—
Financial income	6,344	4,775	6,934
Foreign exchange losses	(3,591)	(2,983)	(1,195)
Unrealized losses on financial assets	(95)	(2,050)	—
Interest on financial liabilities	(312)	(288)	(640)
Other financial expenses	—	—	—
Financial expenses	(3,997)	(5,321)	(1,835)
Net financial income (loss)	2,347	(546)	5,099
For the financial years ended December 31, 2022 and 2023, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the U.S. dollar on U.S. dollars denominated cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.